Long-Term Debt, Net - Firment Shipping Credit Facility (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 23, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Borrowings		$ 37,681		$ 36,868
Proceeds from borrowings		43,700	$ 0
Gains Losses On Change In Fair Value Of Derivatives		1,572	0
Long-term borrowings		36,707		1,500
Fair value of derivative financial instruments		484		831
Undrawn borrowing facilities		11,100
Cash and cash equivalents		$ 2,709	$ 1,588	$ 46	$ 2,756
Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Percentage of ownership in Globus Maritime Ltd.		40.00%
Firment Shipping Credit Facility
Disclosure of detailed information about borrowings [Line Items]
Borrowings	$ 3,100
Proceeds from borrowings		$ 800
Accrued interest	$ 70
Conversion price | $ / shares	$ 2.8
Shares issued during period	1,132,191
Gains Losses On Change In Fair Value Of Derivatives	$ 117	9
Long-term borrowings		307
Fair value of derivative financial instruments		493
Undrawn borrowing facilities		$ 11,100